SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Revenues	$ 23,000	$ 32,922	$ 43,101
Long-lived assets	14,161	22,523
Inter-segment
SEGMENT REPORTING
Revenues	(7,568)	(12,558)	(11,943)
HONG KONG
SEGMENT REPORTING
Revenues	6,670	17,091	21,562
Long-lived assets	44	140
UNITED STATES
SEGMENT REPORTING
Revenues	23,898	28,389	$ 33,482
Long-lived assets	6,968	18,158
CHINA
SEGMENT REPORTING
Long-lived assets	1,037	650
ETHIOPIA
SEGMENT REPORTING
Long-lived assets	$ 6,112	$ 3,575